Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation

NETSREIT Corp.

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2020
(Dollars in thousands)

							Gross Amount as of
Description				Initial Cost to Company			December 31, 2020(1)(4)(5)						Life on Which Depreciation
						Cost Capitalized							in Statements of Operations
					Building and	Subsequent to		Building and		Accumulated	Date of	Date	and Comprehensive Income
Industry	City	State	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation(2)(6)	Construction	Acquired(3)	(Loss) is Computed
Apparel	Indianola	IA	$—	$312	$686	$—	$312	$686	$998	$(32)	2,013	12/23/2019	6 to 31 Years
Apparel	Laredo	TX	—	590	1,207	—	590	1,207	1,797	(51)	2,010	12/23/2019	6 to 32 Years
Apparel	Odessa	TX	—	599	1,086	—	599	1,086	1,686	(45)	2,012	12/23/2019	6 to 32 Years
Apparel	Rio Grande City	TX	—	640	831	—	640	831	1,471	(39)	2,005	12/23/2019	6 to 28 Years
Auto Parts	Harrisonville	MO	—	412	1,118	—	412	1,118	1,530	(41)	2,013	12/23/2019	9 to 32 Years
Auto Parts	New Richmond	WI	—	67	1,191	—	67	1,191	1,258	(43)	2,013	12/23/2019	9 to 32 Years
Automotive
Services	Colorado Springs	CO	—	429	1,056	—	429	1,056	1,485	(61)	1,978	12/23/2019	10 to 19 Years
Banking	Atco	NJ	—	780	570	—	780	570	1,350	(33)	1,990	12/23/2019	9 to 18 Years
Banking	Atco	NJ	—	686	1,941	—	686	1,941	2,627	(92)	1,920	12/23/2019	9 to 22 Years
Banking	Richwood	NJ	—	787	766	—	787	766	1,553	(37)	1,970	12/23/2019	9 to 22 Years
Banking	Vineland	NJ	—	620	270	—	620	270	890	(22)	1,973	12/23/2019	9 to 15 Years
Banking	Elizabethtown	PA	—	1,264	1,486	—	1,264	1,486	2,750	(71)	1,916	12/23/2019	9 to 22 Years
Casual Dining	Greensburg	IN	—	924	1,521	—	924	1,521	2,445	(57)	2,007	12/23/2019	8 to 32 Years
Casual Dining	Wichita	KS	—	1,013	1,152	—	1,013	1,152	2,165	(43)	2,016	12/23/2019	12 to 32 Years
Casual Dining	Marquette	MI	—	163	931	—	163	931	1,095	(39)	2,010	12/23/2019	5 to 30 Years
Discount Retail	Holland	MI	—	1,865	4,833	—	1,865	4,833	6,698	(223)	1,994	12/23/2019	6 to 26 Years
Discount Retail	St. Joseph	MO	—	1,956	5,494	—	1,956	5,494	7,450	(257)	2,005	12/23/2019	6 to 26 Years
Dollar Stores	Deltona	FL	—	335	937	—	335	937	1,272	(36)	2,011	12/23/2019	8 to 33 Years
Dollar Stores	Lake City	IA	—	250	848	—	250	848	1,099	(33)	2,016	12/23/2019	12 to 32 Years
Dollar Stores	Strawberry Point	IA	—	304	852	—	304	852	1,156	(33)	2,016	12/23/2019	12 to 32 Years
Dollar Stores	Indianapolis	IN	—	392	611	—	392	611	1,003	(33)	2,013	12/23/2019	4 to 26 Years
Dollar Stores	Brookfield	MA	—	468	1,149	—	468	1,149	1,617	(43)	2,014	12/23/2019	9 to 33 Years
Dollar Stores	Belgrade	MN	—	414	746	—	414	746	1,159	(34)	2,016	12/23/2019	12 to 27 Years
Dollar Stores	Bogue Chitto	MS	—	105	963	—	105	963	1,068	(36)	2,013	12/23/2019	9 to 33 Years
Dollar Stores	Buckatunna	MS	—	136	938	—	136	938	1,074	(35)	2,014	12/23/2019	10 to 33 Years
Dollar Stores	Hurley	MS	—	246	1,249	—	246	1,249	1,495	(48)	2,013	12/23/2019	9 to 33 Years
Dollar Stores	Meridian	MS	—	287	940	—	287	940	1,228	(35)	2,014	12/23/2019	10 to 33 Years
Dollar Stores	Birmingham	OH	—	210	939	—	210	939	1,149	(37)	2,013	12/23/2019	9 to 32 Years
Dollar Stores	McComb	OH	—	209	868	—	209	868	1,078	(34)	2,013	12/23/2019	9 to 32 Years
Dollar Stores	Windham	OH	—	332	834	—	332	834	1,166	(34)	2,013	12/23/2019	9 to 31 Years
Dollar Stores	Norman	OK	—	417	836	—	417	836	1,252	(33)	2,013	12/23/2019	9 to 33 Years

							Gross Amount as of
Description				Initial Cost to Company			December 31, 2020(1)(4)(5)						Life on Which Depreciation
						Cost Capitalized							in Statements of Operations
					Building and	Subsequent to		Building and		Accumulated	Date of	Date	and Comprehensive Income
Industry	City	State	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation(2)(6)	Construction	Acquired(3)	(Loss is Computed)
Dollar Stores	Friedens	PA	—	311	931	—	311	931	1,242	(37)	2,014	12/23/2019	10 to 30 Years
Dollar Stores	Cleveland	TX	—	209	809	—	209	809	1,017	(31)	2,014	12/23/2019	10 to 33 Years
Dollar Stores	Houston	TX	—	567	735	—	567	735	1,302	(32)	2,012	12/23/2019	4 to 33 Years
Dollar Stores	Houston	TX	—	278	534	—	278	534	812	(32)	2,004	12/23/2019	4 to 23 Years
Dollar Stores	Fox Lake	WI	—	212	882	—	212	882	1,094	(32)	2,018	12/23/2019	14 to 34 Years
Drug Stores &
Pharmacies	Clanton	AL	—	630	1,604	—	630	1,604	2,234	(59)	2,004	12/23/2019	10 to 31 Years
Drug Stores &
Pharmacies	Montgomery	AL	—	1,150	1,932	—	1,150	1,932	3,081	(69)	2,004	12/23/2019	15 to 31 Years
Drug Stores &
Pharmacies	Warrior	AL	—	369	1,640	—	369	1,640	2,009	(59)	2,004	12/23/2019	15 to 31 Years
Drug Stores &
Pharmacies	Canton	GA	—	658	1,789	—	658	1,789	2,447	(71)	2,004	12/23/2019	15 to 27 Years
Drug Stores &
Pharmacies	Savannah	GA	—	1,746	1,651	—	1,746	1,651	3,397	(58)	1,998	12/23/2019	14 to 31 Years
Drug Stores &
Pharmacies	Hanover	IN	—	727	1,076	—	727	1,076	1,803	(52)	2,004	12/23/2019	15 to 22 Years
Drug Stores &
Pharmacies	Indianapolis	IN	—	2,410	2,377	—	2,410	2,377	4,787	(91)	2,003	12/23/2019	9 to 29 Years
Drug Stores &	Waterford
Pharmacies	Charter Township	MI	—	3,256	2,152	—	3,256	2,152	5,408	(85)	2,004	12/23/2019	15 to 27 Years
Drug Stores &
Pharmacies	Austin	MN	—	1,121	2,451	—	1,121	2,451	3,572	(99)	1,989	12/23/2019	10 to 27 Years
Drug Stores &
Pharmacies	Albuquerque	NM	—	3,744	3,019	—	3,744	3,019	6,763	(101)	2,010	12/23/2019	15 to 33 Years
Drug Stores &
Pharmacies	Amelia	OH	—	1,170	1,517	—	1,170	1,517	2,687	(71)	1,999	12/23/2019	10 to 23 Years
Drug Stores &
Pharmacies	Franklin	TN	—	2,164	1,848	—	2,164	1,848	4,013	(66)	2,004	12/23/2019	10 to 31 Years
Drug Stores &
Pharmacies	Fredericksburg	VA	—	3,551	2,951	—	3,551	2,951	6,502	(98)	2,008	12/23/2019	14 to 33 Years
Drug Stores &
Pharmacies	Hurricane	WV	—	956	1,139	—	956	1,139	2,095	(55)	2,004	12/23/2019	15 to 22 Years
Equipment Rental
and Leasing	Idaho Falls	ID	—	177	856	—	177	856	1,033	(42)	2,007	12/23/2019	6 to 26 Years
Farm Supplies	Ottawa	OH	—	409	2,031	—	409	2,031	2,440	(77)	2,017	12/23/2019	13 to 34 Years
Farm Supplies	Wellington	OH	—	308	1,986	—	308	1,986	2,294	(75)	2,017	12/23/2019	13 to 34 Years
Farm Supplies	Llano	TX	—	634	1,389	—	634	1,389	2,024	(73)	2,012	12/23/2019	6 to 28 Years
Farm Supplies	Ballard	UT	—	519	2,609	—	519	2,609	3,128	(100)	2,015	12/23/2019	10 to 32 Years
Furniture Stores	Jacksonville	FL	—	1,087	2,723	—	1,087	2,723	3,810	(97)	1,995	12/23/2019	9 to 32 Years
Furniture Stores	College Station	TX	—	1,561	4,626	—	1,561	4,626	6,188	(172)	2,006	12/23/2019	9 to 31 Years

						Gross Amount as of
Description			Initial Cost to Company			December 31, 2020(1)(4)(5)							Life on Which Depreciation
						Cost Capitalized							in Statements of Operations
					Building and	Subsequent to		Building and		Accumulated	Date of	Date	and Comprehensive Income
Industry	City	State	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation(2)(6)	Construction	Acquired(3)	(Loss) is Computed
Souvenir Shops	Little Rock	AR	—	560	1,788	—	560	1,788	2,348	(59)	2012	12/23/2019	11 to 34 Years
Grocery	Memphis	TN	—	1,864	2,958	—	1,864	2,958	4,822	(181)	1987	12/23/2019	8 to 18 Years
Home Furnishings	Smyrna	TN	—	454	1,029	—	454	1,029	1,483	(36)	2011	12/23/2019	9 to 34 Years
Home Improvement	Pagosa Springs	CO	—	324	1,364	—	324	1,364	1,688	(47)	2009	12/23/2019	4 to 33 Years
Home Improvement	Macon	GA	—	1,861	8,377	—	1,861	8,377	10,238	(388)	1997	12/23/2019	7 to 25 Years
Home Improvement	Lexington	NC	—	2,991	4,172	—	2,991	4,172	7,163	(308)	1997	12/23/2019	6 to 15 Years
Home Improvement	Aiken	SC	—	908	2,083	—	908	2,083	2,991	(79)	2016	12/23/2019	7 to 33 Years
Home Improvement	Indian Land	SC	—	468	695	—	468	695	1,163	(27)	2007	12/23/2019	6 to 31 Years
Home Improvement	Spartanburg	SC	—	329	464	—	329	464	793	(21)	1994	12/23/2019	6 to 26 Years
Home Improvement	Chattanooga	TN	—	1,789	2,007	—	1,789	2,007	3,796	(91)	2000	12/23/2019	7 to 28 Years
Home Improvement	Franklin	VA	—	250	732	—	250	732	982	(38)	1998	12/23/2019	6 to 22 Years
Quick Service
Restaurants	Birmingham	AL	—	686	996	—	686	996	1,682	(37)	1992	12/23/2019	15 to 30 Years
Quick Service
Restaurants	Hueytown	AL	—	1,019	1,011	—	1,019	1,011	2,030	(37)	2007	12/23/2019	15 to 30 Years
Quick Service
Restaurants	Phenix City	AL	—	727	800	—	727	800	1,528	(27)	2017	12/23/2019	15 to 34 Years
Quick Service
Restaurants	Red Bay	AL	—	931	1,154	—	931	1,154	2,085	(40)	2012	12/23/2019	15 to 33 Years
Quick Service
Restaurants	Snead	AL	—	1,271	781	—	1,271	781	2,052	(32)	1997	12/23/2019	15 to 26 Years
Quick Service
Restaurants	Grovetown	GA	—	1,005	1,232	—	1,005	1,232	2,236	(42)	2013	12/23/2019	14 to 32 Years
Quick Service
Restaurants	Junction City	KS	—	473	840	—	473	840	1,313	(36)	1986	12/23/2019	15 to 25 Years
Quick Service
Restaurants	Marshall	MN	—	440	908	—	440	908	1,349	(32)	2016	12/23/2019	6 to 33 Years
Quick Service
Restaurants	Sedalia	MO	—	750	774	—	750	774	1,523	(28)	2007	12/23/2019	7 to 30 Years
Quick Service
Restaurants	Jackson	MS	—	728	577	—	728	577	1,305	(25)	1978	12/23/2019	15 to 25 Years
Quick Service Restaurants	Shawnee	OK		712	684	—	712	684	1,396	(25)	2006	12/23/2019	7 to 30 Years
Home Improvement	Sioux City	IA	—	253	796	—	253	796	1,048	(34)	2000	12/31/2019	15 to 24 Years
Discount Retail	Flint	MI	—	554	4,982	—	554	4,982	5,536	(142)	1996	1/7/2020	8 to 35 Years
Convenience Stores	Little Rock	AR	—	705	174	1,590	705	1,764	2,470	(2)	1962	1/14/2020	15 to 35 Years
Quick Service
Restaurants	Wood River	IL	—	1,707	—	—	1,707	—	1,707	—	2006	1/24/2020
Arts & Crafts	Hamilton	OH	—	1,571	5,005	—	1,571	5,005	6,576	(143)	2015	1/27/2020	11 to 35 Years
Quick Service
Restaurants	Fort Smith	AR	—	1,989	2,345	—	1,989	2,345	4,334	(79)	2019	1/31/2020	14 to 34 Years

						Gross Amount as of
Description			Initial Cost to Company			December 31, 2020(1)(4)(5)							Life on Which Depreciation
						Cost Capitalized							in Statements of Operations
					Building and	Subsequent to		Building and		Accumulated	Date of	Date	and Comprehensive Income
Industry	City	State	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation(2)(6)	Construction	Acquired(3)	(Loss) is Computed
Services	Oswego	IL	—	2,417	1,209	—	2,417	1,209	3,626	(46)	2,008	2/3/2020	7 to 35 Years
Grocery	Meyersdale	PA	—	1,449	3,348	—	1,449	3,348	4,798	(121)	2,010	2/4/2020	10 to 30 Years
Home Improvement	Paintsville	KY	—	7,712	—	—	7,712	—	7,712	—	1,992	2/4/2020
Casual Dining	Brandon	MS	—	903	1,793	—	903	1,793	2,696	(64)	1,997	2/5/2020	9 to 35 Years
Automotive
Services	Prattville	AL	—	305	352	—	305	352	657	(16)	1,998	2/10/2020	6 to 25 Years
Automotive
Services	Crawfordville	FL	—	322	537	—	322	537	860	(18)	1,998	2/10/2020	10 to 34 Years
Automotive
Services	Live Oak	FL	—	474	589	—	474	589	1,063	(19)	2,000	2/10/2020	14 to 35 Years
Automotive
Services	Quincy	FL	—	419	587	—	419	587	1,006	(19)	1,989	2/10/2020	11 to 34 Years
Automotive
Services	Merrill	WI	—	189	307	—	189	307	496	(14)	1,992	2/10/2020	9 to 22 Years
Automotive
Services	New London	WI	—	301	448	—	301	448	750	(22)	1,998	2/10/2020	6 to 20 Years
Automotive	Wisconsin
Services	Rapids	WI	—	488	488	—	488	488	976	(14)	1,985	2/10/2020	13 to 35 Years
Quick Service Restaurants	McKinney	TX	—	1,573	1,941	—	1,573	1,941	3,514	(59)	2,017	3/19/2020	14 to 33 Years
Home Improvement	Buckhannon	WV	—	358	1,262	—	358	1,262	1,619	(42)	2,018	3/23/2020	8 to 35 Years
Discount Retail	Tucson	AZ	—	2,784	2,664	—	2,784	2,664	5,448	(118)	1,987	3/26/2020	11 to 20 Years
Discount Retail	Augusta	GA	—	1,569	2,202	—	1,569	2,202	3,771	(94)	1,985	3/26/2020	10 to 20 Years
Discount Retail	Mishawaka	IN	—	382	4,697	—	382	4,697	5,079	(110)	1,985	3/26/2020	10 to 35 Years
Discount Retail	Longview	TX	—	703	2,490	—	703	2,490	3,193	(79)	1,994	3/26/2020	10 to 30 Years
Convenience Stores	North Little Rock	AR	—	1,283	1,043	835	1,283	1,878	3,161	(42)	1,989	4/3/2020	3 to 35 Years
Discount Retail	Tupelo	MS	—	992	1,986	—	992	1,986	2,979	(73)	1,994	4/3/2020	4 to 30 Years
Auto Parts	Roswell	NM	—	151	1,136	—	151	1,136	1,287	(27)	1,960	4/13/2020	8 to 35 Years
Discount Retail	Waco	TX	—	1,403	2,613	—	1,403	2,613	4,016	(84)	1,986	4/17/2020	4 to 30 Years
Dollar Stores	Baltimore	MD	—	380	1,746	—	380	1,746	2,127	(36)	1,945	5/6/2020	10 to 35 Years
General Retail	Newark	NY	—	593	7,635	—	593	7,635	8,227	(368)	1,991	5/6/2020	3 to 20 Years
General Retail	Riverdale	GA	—	2,601	10,179	—	2,601	10,179	12,780	(364)	1,995	5/8/2020	6 to 21 Years
Dollar Stores	Chicago	IL	—	424	982	—	424	982	1,406	(22)	1,944	5/20/2020	11 to 30 Years
Discount Retail	College Station	TX	—	819	1,756	—	819	1,756	2,575	(61)	1,993	6/8/2020	8 to 23 Years
Convenience Stores	Brownsboro	TX	—	1,170	2,020	—	1,170	2,020	3,190	(39)	1,999	6/15/2020	15 to 35 Years
Convenience Stores	Chandler	TX	—	1,732	4,813	—	1,732	4,813	6,545	(99)	2,013	6/15/2020	8 to 35 Years
Convenience Stores	Chandler	TX	—	1,176	2,216	—	1,176	2,216	3,391	(52)	1,993	6/15/2020	6 to 35 Years
Convenience Stores	Chandler	TX	—	1,839	1,771	—	1,839	1,771	3,610	(40)	1,987	6/15/2020	7 to 35 Years
Convenience Stores	Grand Saline	TX	—	829	1,807	—	829	1,807	2,637	(34)	1,990	6/15/2020	15 to 35 Years

						Gross Amount as of
Description			Initial Cost to Company			December 31, 2020(1)(4)(5)							Life on Which Depreciation
						Cost Capitalized							in Statements of Operations
					Building and	Subsequent to		Building and		Accumulated	Date of	Date	and Comprehensive Income
Industry	City	State	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation(2)(6)	Construction	Acquired(3)	(Loss) is Computed
Convenience Stores	Lindale	TX	—	1,343	3,018	—	1,343	3,018	4,362	(58)	2011	6/15/2020	15 to 35 Years
Convenience Stores	Lindale	TX	—	1,875	3,176	—	1,875	3,176	5,051	(61)	2005	6/15/2020	15 to 35 Years
Convenience Stores	Mineola	TX	—	679	1,399	—	679	1,399	2,078	(30)	1995	6/15/2020	15 to 35 Years
Convenience Stores	Tyler	TX	—	2,646	3,218	—	2,646	3,218	5,864	(63)	2009	6/15/2020	15 to 35 Years
Convenience Stores	Tyler	TX	—	2,435	5,713	—	2,435	5,713	8,148	(122)	2008	6/15/2020	8 to 35 Years
Convenience Stores	Tyler	TX	—	798	1,283	—	798	1,283	2,081	(25)	1990	6/15/2020	15 to 35 Years
Convenience Stores	Tyler	TX	—	887	1,361	—	887	1,361	2,247	(25)	1990	6/15/2020	15 to 35 Years
Convenience Stores	Tyler	TX	—	550	1,186	—	550	1,186	1,736	(23)	1994	6/15/2020	15 to 35 Years
Convenience Stores	Tyler	TX	—	3,415	1,647	—	3,415	1,647	5,062	(34)	1984	6/15/2020	15 to 35 Years
Convenience Stores	Whitehouse	TX	—	556	1,342	—	556	1,342	1,898	(33)	1989	6/15/2020	7 to 35 Years
Healthcare	Jacksonville	FL	—	1,175	2,666	—	1,175	2,666	3,841	(57)	2016	6/19/2020	10 to 35 Years
Healthcare	Jacksonville	FL	—	1,427	3,504	—	1,427	3,504	4,931	(72)	2016	6/19/2020	10 to 35 Years
Home Improvement	La Quinta	CA	—	2,616	5,785	—	2,616	5,785	8,401	(195)	2005	6/19/2020	10 to 20 Years
Auto Parts	Fort Pierce	FL	—	217	934	—	217	934	1,151	(21)	1997	6/29/2020	10 to 35 Years
Auto Parts	Lakeland	FL	—	408	1,005	—	408	1,005	1,412	(22)	1999	6/29/2020	10 to 35 Years
Auto Parts	Orlando	FL	—	746	672	—	746	672	1,419	(18)	1999	6/29/2020	9 to 33 Years
Auto Parts	Titusville	FL	—	990	586	—	990	586	1,576	(16)	1998	6/29/2020	9 to 35 Years
Auto Parts	Brunswick	GA	—	540	848	—	540	848	1,389	(20)	2000	6/29/2020	9 to 35 Years
Auto Parts	Claxton	GA	—	95	877	—	95	877	972	(17)	1999	6/29/2020	10 to 35 Years
Auto Parts	Griffin	GA	—	255	851	—	255	851	1,106	(19)	1999	6/29/2020	9 to 35 Years
Auto Parts	West Peoria	IL	—	179	711	—	179	711	890	(19)	1995	6/29/2020	6 to 31 Years
Auto Parts	Gonzales	LA	—	557	698	—	557	698	1,255	(15)	2000	6/29/2020	7 to 35 Years
Auto Parts	Breckenridge
	Hills	MO	—	94	878	—	94	878	972	(16)	1999	6/29/2020	9 to 35 Years
Auto Parts	St. Louis	MO	—	271	970	—	271	970	1,241	(23)	1998	6/29/2020	9 to 35 Years
Auto Parts	Bay St. Louis	MS	—	376	684	—	376	684	1,060	(16)	1999	6/29/2020	8 to 35 Years
Auto Parts	Brookhaven	MS	—	143	893	—	143	893	1,036	(17)	1998	6/29/2020	9 to 35 Years
Auto Parts	Laurel	MS	—	147	1,026	—	147	1,026	1,173	(19)	1998	6/29/2020	9 to 35 Years
Auto Parts	Penn Hills	PA	—	297	631	—	297	631	927	(19)	1995	6/29/2020	8 to 29 Years
General Retail	Tupelo	MS	—	2,955	7,341	—	2,955	7,341	10,296	(235)	1992	7/2/2020	6 to 20 Years
Grocery	Tupelo	MS	—	2,233	4,460	—	2,233	4,460	6,692	(137)	1992	7/2/2020	6 to 20 Years
Home Improvement	Orland Park	IL	—	6,155	8,729	—	6,155	8,729	14,884	(224)	1993	7/2/2020	7 to 21 Years
Auto Parts	Barton	VT	—	111	395	—	111	395	506	(10)	1890	8/28/2020	6 to 20 Years
Automotive
Services	Colebrook	NH	—	193	524	—	193	524	717	(12)	1984	8/28/2020	7 to 21 Years
Automotive
Services	Lancaster	NH	—	159	334	—	159	334	493	(8)	1970	8/28/2020	6 to 20 Years

						Gross Amount as of
Description			Initial Cost to Company			December 31, 2020(1)(4)(5)							Life on Which Depreciation
						Cost Capitalized							in Statements of Operations
					Building and	Subsequent to		Building and		Accumulated	Date of	Date	and Comprehensive Income
Industry	City	State	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation(2)(6)	Construction	Acquired(3)	(Loss) is Computed
Automotive
Services	Newport	NH	—	141	431	—	141	431	572	(13)	1979	8/28/2020	5 to 17 Years
Automotive Services	Bradford	VT	—	114	373	—	114	373	486	(9)	1973	8/28/2020	8 to 20 Years
Automotive Services	Morristown	VT	—	187	661	—	187	661	848	(12)	1962	8/28/2020	6 to 25 Years
Automotive
Services	St. Albans	VT	—	161	459	—	161	459	620	(10)	1999	8/28/2020	7 to 24 Years
Home Improvement	Salem	VA	—	4,615	16,885	—	4,615	16,885	21,500	(197)	2010	9/14/2020	10 to 33 Years
Dollar Stores	Little Rock	AR	—	391	740	—	391	740	1,130	(10)	2019	9/25/2020	9 to 35 Years
Dollar Stores	Little Rock	AR	—	269	775	—	269	775	1,044	(10)	2009	9/28/2020	9 to 35 Years
Auto Parts	Middle River	MD	—	608	1,430	—	608	1,430	2,039	(16)	2016	9/30/2020	9 to 35 Years
Auto Parts	Egg Harbor
	Township	NJ	—	514	1,970	—	514	1,970	2,484	(22)	2014	9/30/2020	9 to 35 Years
Auto Parts	Ledgewood	NJ	—	703	1,433	—	703	1,433	2,136	(16)	2016	9/30/2020	11 to 35 Years
Auto Parts	Ballston Spa	NY	—	207	1,272	—	207	1,272	1,479	(14)	2014	9/30/2020	9 to 35 Years
Auto Parts	Belpre	OH	—	375	924	—	375	924	1,298	(11)	2014	9/30/2020	8 to 35 Years
Auto Parts	Springfield	OH	—	241	751	—	241	751	992	(10)	1997	9/30/2020	5 to 32 Years
Auto Parts	Ebensburg	PA	—	281	615	—	281	615	896	(10)	1997	9/30/2020	6 to 27 Years
Auto Parts	Gettysburg	PA	—	492	1,353	—	492	1,353	1,845	(16)	2016	9/30/2020	10 to 35 Years
Auto Parts	Lewistown	PA	—	182	835	—	182	835	1,017	(10)	1997	9/30/2020	8 to 35 Years
Auto Parts	Manchester	PA	—	558	1,047	—	558	1,047	1,606	(13)	2014	9/30/2020	9 to 35 Years
Auto Parts	Myerstown	PA	—	392	1,219	—	392	1,219	1,611	(14)	2015	9/30/2020	9 to 35 Years
Auto Parts	Quarryville	PA	—	613	1,561	—	613	1,561	2,174	(16)	2017	9/30/2020	10 to 35 Years
Auto Parts	Milwaukee	WI	—	485	1,101	—	485	1,101	1,586	(12)	2004	9/30/2020	6 to 35 Years
Auto Parts	Wisconsin
	Rapids	WI	—	400	988	—	400	988	1,388	(11)	2004	9/30/2020	6 to 35 Years
Dollar Stores	Queensbury	NY	—	234	1,381	—	234	1,381	1,616	(16)	2015	9/30/2020	10 to 35 Years
Dollar Stores	Petersburg	VA	—	349	1,311	—	349	1,311	1,660	(14)	2019	9/30/2020	10 to 35 Years
Home Improvement	Fargo	ND	—	524	787	—	524	787	1,311	(10)	2014	9/30/2020	4 to 35 Years
Auto Parts	Demotte	IN	—	391	942	—	391	942	1,333	(8)	2008	10/1/2020	11 to 35 Years
Auto Parts	Greenwood	SC	—	189	405	—	189	405	594	(6)	1967	10/1/2020	6 to 20 Years
Auto Parts	Odessa	TX	—	219	732	—	219	732	951	(6)	2005	10/1/2020	10 to 35 Years
Farm Supplies	Weatherford	OK	—	1,198	2,033	—	1,198	2,033	3,232	(23)	2008	10/13/2020	10 to 29 Years
Auto Parts	Marianna	FL	—	302	1,677	—	302	1,677	1,979	(13)	2020	10/14/2020	10 to 35 Years
Auto Parts	Warner Robins	GA	—	500	1,247	—	500	1,247	1,746	(10)	2006	10/30/2020	10 to 35 Years
Dollar Stores	Pittsburgh	PA	—	729	1,291	—	729	1,291	2,020	(11)	2017	10/30/2020	10 to 35 Years
Consumer
Electronics	Reynoldsburg	OH	—	1,704	4,934	—	1,704	4,934	6,638	(26)	2004	11/9/2020	7 to 35 Years

						Gross Amount as of
Description			Initial Cost to Company			December 31, 2020(1)(4)(5)							Life on Which Depreciation
						Cost Capitalized							in Statements of Operations
					Building and	Subsequent to		Building and		Accumulated	Date of	Date	and Comprehensive Income
Industry	City	State	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation(2)(6)	Construction	Acquired(3)	(Loss) is Computed
Healthcare	Allen	TX	—	453	1,525	—	453	1,525	1,978	(8)	2008	11/24/2020	10 to 33 Years
Discount Retail	Spokane Valley	WA	—	1,494	4,067	—	1,494	4,067	5,560	(7)	1997	12/1/2020	6 to 30 Years
Equipment Rental
and Leasing	LaGrange	GA	—	669	970	—	669	970	1,639	(2)	2018	12/3/2020	8 to 33 Years
Auto Parts	Little Rock	AR	—	286	873	—	286	873	1,158	(1)	2002	12/9/2020	9 to 35 Years
Drug Stores &
Pharmacies	Semmes	AL	—	737	818	—	737	818	1,555	(2)	1999	12/11/2020	7 to 25 Years
Grocery	Hopewell Junction	NY	—	3,785	7,139	—	3,785	7,139	10,924	(11)	1996	12/16/2020	5 to 33 Years
Dollar Stores	Johnstown	PA	—	153	1,234	—	153	1,234	1,387	(2)	2016	12/18/2020	9 to 35 Years
Automotive
Services	Bellows Falls	VT	—	55	817	—	55	817	872	(1)	1949	12/21/2020	8 to 30 Years
Automotive
Services	Enosburg Falls	VT	—	138	802	—	138	802	940	(2)	1895	12/21/2020	11 to 24 Years
Automotive
Services	South Barre	VT	—	295	566	—	295	566	861	(1)	1965	12/21/2020	8 to 31 Years
Consumer
Electronics	Heath	OH	—	1,205	2,348	—	1,205	2,348	3,552	(5)	1998	12/21/2020	4 to 30 Years
Discount Retail	Dothan	AL	—	987	2,009	—	987	2,009	2,996	(5)	2004	12/23/2020	6 to 21 Years
Grocery	Kingston	MA	—	3,950	—	—	3,950	—	3,950	—	2002	12/23/2020
Discount Retail	Terre Haute	IN	—	940	2,525	—	940	2,525	3,465	(6)	1989	12/28/2020	6 to 22 Years
Wine, Beer, Spirits	Rowlett	TX	—	1,654	2,882	—	1,654	2,882	4,536	(5)	1997	12/28/2020	8 to 35 Years
Casual Dining	Warner Robins	GA	—	2,279	—	—	2,279	—	2,279	—	2020	12/29/2020
Wine, Beer, Spirits	Dallas	TX	—	1,611	2,123	—	1,611	2,123	3,734	(3)	1987	12/29/2020	11 to 35 Years
Dollar Stores	Chester	PA	—	697	876	—	697	876	1,573	(3)	1996	12/31/2020	5 to 23 Years
			$—	$ 189,373	$ 355,936	$ 2,425	$ 189,373	$ 358,360	$ 547,733	$ (10,111)
(1)	The aggregate cost for federal income tax purposes is $619,066 thousand.
(2)	Depreciation is calculated using the straight-line method over the estimated useful life of the asset, which is up to 35 years for buildings and up to 15 years for building improvements.
(3)	The acquisition dates for properties acquired prior to December 23, 2019 are stated at the date the Successor acquired the property.
(4)	Properties with no land value represent a property for which the Company owns only the land, therefore depreciation and estimated life for depreciation are not applicable.
(5)	The following is a reconciliation of carrying value for land and building and improvements for the periods presented (in thousands):

	Successor
		For the Period from
	Year Ended December 31,	December 23 to December 31,
	2020	2019
Balance, beginning of period	$224,053	$223,005
Additions
Acquisitions	365,219	1,048
Improvements	2,408	—
Deductions
Reclasses to held for sale	(28,591)	—
Dispositions	(15,356)	—
Balance, end of period	$547,733	$224,053

The following is a reconciliation of accumulated depreciation for the periods presented (in thousands):

	Successor
		For the Period from
	Year Ended December 31,	December 23 to December 31,
	2020	2019
Balance, beginning of period	$132	$—
Additions
Depreciation expense	10,703	132
Deductions
Reclasses to held for sale	(518)	—
Dispositions	(206)	—
Balance, end of period	$10,111	$132

The change in real estate investments for the Predecessor have not been presented as the Land, Building and related Improvements were recorded by the Predecessor at the pre-acquisition basis.

See report of independent registered public accounting firm.